FAIR VALUE MEASUREMENTS, Changes in Fair Value of Level 3 Warrant Liabilities (Details) - Warrants [Member] - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Changes in Fair Value of Level 3 Warrant Liabilities [Roll Forward]
Fair value, beginning of period	$ 12,095,982	$ 12,539,810	$ 11,458,529	$ 28,062,924	$ 12,609,407	$ 28,062,924	$ 28,062,924
Change in fair value	513,425	(443,828)	1,081,281	(10,825,645)	(9,747,162)	(9,744,364)
Transfer of Public warrants to level 1				(5,778,750)		(5,778,750)
Fair value, end of period	$ 12,609,407	$ 12,095,982	$ 12,539,810	$ 11,458,529	$ 2,862,245	$ 12,539,810	$ 12,609,407